Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed
			Average		$100 Investment Based On:
	Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total	Actually	Total for	Actually Paid to	Shareholder	Shareholder
Year	for PEO(1)(2)	Paid to PEO(1) (3)	Non-PEO NEOs(1)(2)	Non-PEO NEOs(1) (3)	Return(4)	Return(5)	Net Loss(6)
2023	$7,157,681	$(1,539,940)	$2,334,000	$(1,641,762)	$55.55	$118.87	$(88,481,000)
2022	$5,836,727	$6,651,810	$3,124,517	$3,356,375	$833.81	$113.66	$(86,908,000)
2021	$6,854,936	$12,148,391	$4,049,572	$5,693,754	$769.71	$126.45	$(90,865,000)
2020	$1,610,678	$4,886,201	$789,592	$1,974,638	$342.56	$126.43	$(51,015,000)
(1)

For 2023, the PEO was Dr. Manion. For 2022, 2021 and 2020, the PEO was Dr. Walker. For 2023, the non-PEO NEOs were Mr. Balthaser, Dr. Monahan, Dr. Cawkwell and Mr. Loerop. For 2022, the non-PEO NEOs were Dr. Cawkwell, Dr. Manion, Dr. Monahan and a former executive officer, Frank Ruffo. For 2021, the non-PEO NEOs were Mr. Ruffo, Dr. Monahan and two former executive officers, Kamil Ali-Jackson and David Gordon. For 2020, the non-PEO NEOs were Ms. Ali-Jackson and Mr. Ruffo.

(2)

The amounts shown in this column are the amounts of total compensation reported for the PEO, or the average total compensation reported for the non-PEO NEOs, as applicable, for each corresponding year in the “Total” column of the SCT. Please refer to “Executive Compensation—Compensation Tables—Summary Compensation Table.”

(3)

The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

	2020	2021	2022	2023
PEO SCT Reported Total Compensation	$1,610,678	$6,854,936	$5,836,727	$7,157,681
Aggregate SCT Reported Equity Compensation(a) (-)	$767,614	$5,889,350	$4,881,039	$6,346,481
Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$2,337,835	$3,121,459	$5,005,765	$338,899
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$1,420,029	$3,592,769	$566,524	$(2,335,318)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$356,213	$-	$-	$-
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(70,941)	$4,468,577	$123,834	$(354,721)
PEO Compensation Actually Paid Determination	$4,886,201	$12,148,391	$6,651,810	$(1,539,940)

	2020	2021	2022	2023
Non-PEO NEOs Average SCT Reported Total Compensation	$789,592	$4,049,572	$3,124,517	$2,334,000
Average Aggregate SCT Reported Equity Compensation(a) (-)	$216,092	$3,015,976	$2,660,870	$1,762,912
Average Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$977,857	$1,687,901	$2,761,495	$94,139
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$385,408	$1,094,491	$115,987	$(2,058,062)
Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$43,808	$-	$-	$-
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(5,936)	$1,877,766	$15,246	$(248,926)
Non-PEO NEOs Average Compensation Actually Paid Determination	$1,974,638	$5,693,754	$3,356,375	$(1,641,762)
(a)

The reported grant date fair value of equity awards represents the total of the amounts reported for the PEO, or the average of the total amounts reported in the case of the non-PEO NEOs, as applicable, in the “Option Awards” and “Stock Awards” columns in the SCT for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of, the following for the PEO, or the average of the following in the case of the non-PEO NEOs, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

(4)

Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price of our common stock at the end and the beginning of the measurement period by the share price of our common stock at the beginning of the measurement period. We have never declared or paid any dividends on our common stock.

(5)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

(6)	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)

For 2023, the PEO was Dr. Manion. For 2022, 2021 and 2020, the PEO was Dr. Walker. For 2023, the non-PEO NEOs were Mr. Balthaser, Dr. Monahan, Dr. Cawkwell and Mr. Loerop. For 2022, the non-PEO NEOs were Dr. Cawkwell, Dr. Manion, Dr. Monahan and a former executive officer, Frank Ruffo. For 2021, the non-PEO NEOs were Mr. Ruffo, Dr. Monahan and two former executive officers, Kamil Ali-Jackson and David Gordon. For 2020, the non-PEO NEOs were Ms. Ali-Jackson and Mr. Ruffo.

Peer Group Issuers, Footnote
(5)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 7,157,681	$ 5,836,727	$ 6,854,936	$ 1,610,678
PEO Actually Paid Compensation Amount	$ (1,539,940)	6,651,810	12,148,391	4,886,201
Adjustment To PEO Compensation, Footnote
(3)

The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

	2020	2021	2022	2023
PEO SCT Reported Total Compensation	$1,610,678	$6,854,936	$5,836,727	$7,157,681
Aggregate SCT Reported Equity Compensation(a) (-)	$767,614	$5,889,350	$4,881,039	$6,346,481
Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$2,337,835	$3,121,459	$5,005,765	$338,899
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$1,420,029	$3,592,769	$566,524	$(2,335,318)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$356,213	$-	$-	$-
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(70,941)	$4,468,577	$123,834	$(354,721)
PEO Compensation Actually Paid Determination	$4,886,201	$12,148,391	$6,651,810	$(1,539,940)

	2020	2021	2022	2023
Non-PEO NEOs Average SCT Reported Total Compensation	$789,592	$4,049,572	$3,124,517	$2,334,000
Average Aggregate SCT Reported Equity Compensation(a) (-)	$216,092	$3,015,976	$2,660,870	$1,762,912
Average Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$977,857	$1,687,901	$2,761,495	$94,139
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$385,408	$1,094,491	$115,987	$(2,058,062)
Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$43,808	$-	$-	$-
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(5,936)	$1,877,766	$15,246	$(248,926)
Non-PEO NEOs Average Compensation Actually Paid Determination	$1,974,638	$5,693,754	$3,356,375	$(1,641,762)
(a)

The reported grant date fair value of equity awards represents the total of the amounts reported for the PEO, or the average of the total amounts reported in the case of the non-PEO NEOs, as applicable, in the “Option Awards” and “Stock Awards” columns in the SCT for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of, the following for the PEO, or the average of the following in the case of the non-PEO NEOs, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 2,334,000	3,124,517	4,049,572	789,592
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,641,762)	3,356,375	5,693,754	1,974,638
Adjustment to Non-PEO NEO Compensation Footnote

(3)

The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

	2020	2021	2022	2023
PEO SCT Reported Total Compensation	$1,610,678	$6,854,936	$5,836,727	$7,157,681
Aggregate SCT Reported Equity Compensation(a) (-)	$767,614	$5,889,350	$4,881,039	$6,346,481
Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$2,337,835	$3,121,459	$5,005,765	$338,899
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$1,420,029	$3,592,769	$566,524	$(2,335,318)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$356,213	$-	$-	$-
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(70,941)	$4,468,577	$123,834	$(354,721)
PEO Compensation Actually Paid Determination	$4,886,201	$12,148,391	$6,651,810	$(1,539,940)

	2020	2021	2022	2023
Non-PEO NEOs Average SCT Reported Total Compensation	$789,592	$4,049,572	$3,124,517	$2,334,000
Average Aggregate SCT Reported Equity Compensation(a) (-)	$216,092	$3,015,976	$2,660,870	$1,762,912
Average Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$977,857	$1,687,901	$2,761,495	$94,139
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$385,408	$1,094,491	$115,987	$(2,058,062)
Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$43,808	$-	$-	$-
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(5,936)	$1,877,766	$15,246	$(248,926)
Non-PEO NEOs Average Compensation Actually Paid Determination	$1,974,638	$5,693,754	$3,356,375	$(1,641,762)
(a)

The reported grant date fair value of equity awards represents the total of the amounts reported for the PEO, or the average of the total amounts reported in the case of the non-PEO NEOs, as applicable, in the “Option Awards” and “Stock Awards” columns in the SCT for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of, the following for the PEO, or the average of the following in the case of the non-PEO NEOs, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid, Cumulative TSR of the Company and Cumulative Peer Group TSR

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEOs, as calculated pursuant to SEC rules, to our cumulative TSR and the TSR of the Nasdaq Biotechnology Index (“NBI”) over the four years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company. The disclosure included in this section is prescribed by Securities and Exchange Commission (“SEC”) rules and does not necessarily reflect value actually received or realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.

Pay Versus Performance Table

The table below presents information on the compensation of our principal executive officer (“PEO”) and our other NEOs (“non-PEO NEOs”) in comparison to certain performance metrics for the years ended December 31, 2023, 2022, 2021 and 2020. The metrics are not those that the Compensation Committee uses when setting executive compensation. The use of the term “Compensation Actually Paid” (“CAP”) is required by SEC rules. Neither CAP nor the total amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually earned or received by or paid to the executives during the applicable year.

					Value of Initial Fixed
			Average		$100 Investment Based On:
	Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total	Actually	Total for	Actually Paid to	Shareholder	Shareholder
Year	for PEO(1)(2)	Paid to PEO(1) (3)	Non-PEO NEOs(1)(2)	Non-PEO NEOs(1) (3)	Return(4)	Return(5)	Net Loss(6)
2023	$7,157,681	$(1,539,940)	$2,334,000	$(1,641,762)	$55.55	$118.87	$(88,481,000)
2022	$5,836,727	$6,651,810	$3,124,517	$3,356,375	$833.81	$113.66	$(86,908,000)
2021	$6,854,936	$12,148,391	$4,049,572	$5,693,754	$769.71	$126.45	$(90,865,000)
2020	$1,610,678	$4,886,201	$789,592	$1,974,638	$342.56	$126.43	$(51,015,000)
(1)

For 2023, the PEO was Dr. Manion. For 2022, 2021 and 2020, the PEO was Dr. Walker. For 2023, the non-PEO NEOs were Mr. Balthaser, Dr. Monahan, Dr. Cawkwell and Mr. Loerop. For 2022, the non-PEO NEOs were Dr. Cawkwell, Dr. Manion, Dr. Monahan and a former executive officer, Frank Ruffo. For 2021, the non-PEO NEOs were Mr. Ruffo, Dr. Monahan and two former executive officers, Kamil Ali-Jackson and David Gordon. For 2020, the non-PEO NEOs were Ms. Ali-Jackson and Mr. Ruffo.

(2)

The amounts shown in this column are the amounts of total compensation reported for the PEO, or the average total compensation reported for the non-PEO NEOs, as applicable, for each corresponding year in the “Total” column of the SCT. Please refer to “Executive Compensation—Compensation Tables—Summary Compensation Table.”

(3)

The amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and non-PEO NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation, or the average total compensation of the non-PEO NEOs, as applicable, as reported in the “Total” column in the SCT for the applicable year:

	2020	2021	2022	2023
PEO SCT Reported Total Compensation	$1,610,678	$6,854,936	$5,836,727	$7,157,681
Aggregate SCT Reported Equity Compensation(a) (-)	$767,614	$5,889,350	$4,881,039	$6,346,481
Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$2,337,835	$3,121,459	$5,005,765	$338,899
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$1,420,029	$3,592,769	$566,524	$(2,335,318)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$356,213	$-	$-	$-
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(70,941)	$4,468,577	$123,834	$(354,721)
PEO Compensation Actually Paid Determination	$4,886,201	$12,148,391	$6,651,810	$(1,539,940)

	2020	2021	2022	2023
Non-PEO NEOs Average SCT Reported Total Compensation	$789,592	$4,049,572	$3,124,517	$2,334,000
Average Aggregate SCT Reported Equity Compensation(a) (-)	$216,092	$3,015,976	$2,660,870	$1,762,912
Average Year-End Fair Value of Awards Granted During the FY & Outstanding (b)(i)(+)	$977,857	$1,687,901	$2,761,495	$94,139
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding(b)(ii) (+)	$385,408	$1,094,491	$115,987	$(2,058,062)
Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY(b)(iii) (+)	$43,808	$-	$-	$-
Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY(b)(iv) (+)	$(5,936)	$1,877,766	$15,246	$(248,926)
Non-PEO NEOs Average Compensation Actually Paid Determination	$1,974,638	$5,693,754	$3,356,375	$(1,641,762)
(a)

The reported grant date fair value of equity awards represents the total of the amounts reported for the PEO, or the average of the total amounts reported in the case of the non-PEO NEOs, as applicable, in the “Option Awards” and “Stock Awards” columns in the SCT for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of, the following for the PEO, or the average of the following in the case of the non-PEO NEOs, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

(4)

Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price of our common stock at the end and the beginning of the measurement period by the share price of our common stock at the beginning of the measurement period. We have never declared or paid any dividends on our common stock.

(5)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

(6)	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.

Analysis of Information Presented in the Pay Versus Performance Table

As described in more detail above in “Executive Compensation–Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a performance-driven compensation philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, those Company measures are not financial performance measures and are therefore not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

Compensation Actually Paid, Cumulative TSR of the Company and Cumulative Peer Group TSR

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEOs, as calculated pursuant to SEC rules, to our cumulative TSR and the TSR of the Nasdaq Biotechnology Index (“NBI”) over the four years presented in the Pay Versus Performance table.

Compensation Actually Paid and Net Loss

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEOs, as calculated pursuant to SEC rules, to our net loss over the four years presented in the Pay Versus Performance table.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid, Cumulative TSR of the Company and Cumulative Peer Group TSR

The following graph illustrates the relationship of the CAP for our PEO and non-PEO NEOs, as calculated pursuant to SEC rules, to our cumulative TSR and the TSR of the Nasdaq Biotechnology Index (“NBI”) over the four years presented in the Pay Versus Performance table.

Total Shareholder Return Amount	$ 55.55	833.81	769.71	342.56
Peer Group Total Shareholder Return Amount	118.87	113.66	126.45	126.43
Net Income (Loss)	$ (88,481,000)	(86,908,000)	(90,865,000)	(51,015,000)
PEO Name	Dr. Manion. For 2022, 2021 and 2020, the PEO was Dr. Walker
Additional 402(v) Disclosure

Analysis of Information Presented in the Pay Versus Performance Table

As described in more detail above in “Executive Compensation–Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a performance-driven compensation philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, those Company measures are not financial performance measures and are therefore not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

PEO | Average Aggregate SCT Reported Equity Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,346,481)	(4,881,039)	(5,889,350)	(767,614)
PEO | Average Year-End Fair Value of Awards Granted During the FY & Outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	338,899	5,005,765	3,121,459	2,337,835
PEO | Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,335,318)	566,524	3,592,769	1,420,029
PEO | Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				356,213
PEO | Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,721)	123,834	4,468,577	(70,941)
Non-PEO NEO | Average Aggregate SCT Reported Equity Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,762,912)	(2,660,870)	(3,015,976)	(216,092)
Non-PEO NEO | Average Year-End Fair Value of Awards Granted During the FY & Outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,139	2,761,495	1,687,901	977,857
Non-PEO NEO | Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,058,062)	115,987	1,094,491	385,408
Non-PEO NEO | Average Vesting Date Fair Value of Awards Granted & Vested During the Covered FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				43,808
Non-PEO NEO | Average Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (248,926)	$ 15,246	$ 1,877,766	$ (5,936)